Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts	Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year ended December 31, 2018:
Provisions for Losses on Long-Term Contracts (*)	46,778	19,842	20,396	72,448	118,672
Provisions for Claims and Potential Contractual Penalties and Others	5,406	801	940	3,274	8,541
Allowance for Doubtful Accounts	9,585	1,548	1,813	1,988	11,308
Valuation Allowance on Deferred Taxes	7,326	1,399	473	113,397	121,649

Year ended December 31, 2017:
Provisions for Losses on Long-Term Contracts (*)	83,348	14,149	50,719	—	46,778
Provisions for Claims and Potential Contractual Penalties and Others	4,484	1,186	264	—	5,406
Allowance for Doubtful Accounts	7,416	2,541	372	—	9,585
Valuation Allowance on Deferred Taxes	6,605	798	77	—	7,326

Year ended December 31, 2016:
Provisions for Losses on Long-Term Contracts (*)	130,274	20,775	67,701	—	83,348
Provisions for Claims and Potential Contractual Penalties and Others	7,501	158	3,175	—	4,484
Allowance for Doubtful Accounts	6,738	1,554	876	—	7,416
Valuation Allowance on Deferred Taxes	6,540	2,641	2,576	—	6,605

(*)
An amount of $21,659 and $22,690 and $43,513 as of December 31, 2018, 2017 and 2016, respectively, is presented as a deduction from inventories, and an amount of $97,013 and $24,088 and $39,835 as of December 31, 2018, 2017 and 2016, respectively, is presented as part of other payables and accrued expenses. In 2018, it includes a deduction related to the adoption of ASC 606 in the amount of approximately $3,390.